Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jul. 29, 2013
(Optimum Large Cap Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,217
Expense Example, No Redemption, 10 Years	2,450
(Optimum Large Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	228
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,217
Expense Example, No Redemption, 10 Years	2,613
(Optimum Large Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	696
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,408
(Optimum Large Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	696
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,572
(Optimum Small-Mid Cap Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	1,339
Expense Example, No Redemption, 10 Years	2,799
(Optimum Small-Mid Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	246
Expense Example, No Redemption, 3 Years	813
Expense Example, No Redemption, 5 Years	1,406
Expense Example, No Redemption, 10 Years	3,012
(Optimum Small-Mid Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	724
Expense Example, No Redemption, 5 Years	1,308
Expense Example, No Redemption, 10 Years	2,732
(Optimum Small-Mid Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	796
Expense Example, No Redemption, 5 Years	1,375
Expense Example, No Redemption, 10 Years	2,947
(Optimum International Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	695
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,602
(Optimum International Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	767
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,819
(Optimum Fixed Income Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	638
Expense Example, No Redemption, 5 Years	1,099
Expense Example, No Redemption, 10 Years	2,209
(Optimum Fixed Income Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	638
Expense Example, No Redemption, 5 Years	1,099
Expense Example, No Redemption, 10 Years	$ 2,375